MERRILL LYNCH
INTERNATIONAL
EQUITY FUND




FUND LOGO




Quarterly Report

February 28, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.








Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH INTERNATIONAL EQUITY FUND



International
Stock Market
Performance


Bar Graph Depicting Total Return in US Dollars* of the Fund's
Top Country Positions For the Three-Month Period Ended February 28, 1998

Japan                 + 2.6%
Hong Kong             + 3.9%
South Africa          + 5.8%
Sweden                + 8.3%
Australia             + 9.7%
Canada                +10.4%
Netherlands           +15.1%
France                +15.6%
Germany               +15.7%
United Kingdom        +16.2%


Source: Financial Times/S&P--Actuaries Index.

[FN]
*For the three-month period ended February 28, 1998, total investment return in US dollars for the Financial Times/S&P--Actuaries World (Ex-US) Index was +11.48%.





Merrill Lynch International Equity Fund, February 28, 1998


DEAR SHAREHOLDER


During the quarter ended February 28, 1998, international equity markets remained volatile. The spreading Asian financial crisis initially depressed returns, but a sharp bounce back in a limited number of Asian markets mid-way through the quarter, together with continued strong performances in most European equity markets, resulted in a positive quarter for overall equity returns. European equity markets returned +16.6% as measured by the unmanaged Financial Times/Standard & Poor's (FT/S&P)--Actuaries European Index in the three months ended February 28, 1998, with the strongest performances in Italy and Spain.

Having declined by more than 34% during the November quarter, Asian emerging equity markets recovered slightly, returning almost +11% in the February quarter according to the unmanaged International Finance Corporation's (IFC) Asian Investables Index. However, reflecting currency volatility, returns were still broadly dispersed with Indonesian equities returning +19% in local currency terms but -31% in US dollar terms. In contrast, Thai and Malaysian equity returns exceeded +25% in US dollar terms during the February quarter.

Australia returned +9.7% in US dollar terms according to the FT/S&P --Actuaries World (Ex-US) Index during the February quarter as strong domestic demand conditions continued to offset the depressing impact of the economic slowdown in Asia. Elsewhere in the Pacific, the Fund was slightly underweighted in Hong Kong and Japan, which had poor returns of +3.9% and +2.6%, respectively, as measured by the FT/S&P--Actuaries World (Ex-US) Index.

The Fund's Benchmark Index, which combines the unmanaged FT/S&P-- Actuaries World (Ex-US) Index and the unmanaged IFC Investables Index using customized weights, returned +9.8%. Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares returned +4.73%, +4.41%, +4.44% and +4.75%, respectively, for the three months ended February 28, 1998. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 and 5 of this report to shareholders.)

Factors negatively impacting the Fund's performance were our underweighting of Continental Europe and Malaysia and our holding of cash. However, the Fund's underweightings of Japan and Hong Kong and overweightings of Australia and the United Kingdom proved positive for performance, as did tactical currency and market hedging. The key negative factor for the Fund's performance was the defensive nature of the Fund's European stock selection, where the value orientation led to significant underweighted positions in the outperforming banking and healthcare sectors. Additionally, in Japan, the Fund was positioned in the larger blue-chip companies, which underperformed low-priced domestic cyclicals that experienced sharp recoveries. Overall, asset allocation and currency decisions had a positive impact on Fund performance, while stock selection continued to hamper performance.


Portfolio Matters
Anticipating a recovery in the equity market from oversold levels, we raised our Japanese equity exposure in January. We increased the Fund's overall effective Japanese equity exposure to 28% of net assets as of February 28, 1998 from 25% three months earlier. We continued to increase the Fund's exposure to Canada, while at the same time reducing our Latin American holdings. During the February quarter, we increased the Fund's Continental European exposure to 21% of net assets from 16% three months earlier, while reducing the effective UK equity exposure to 12% of net assets from 15%. The Fund's effective cash position declined slightly to 10% of net assets as of February 28, 1998 from 14% three months earlier.

Stock turnover was relatively light during the February quarter, with the principal shifts occurring in Japan, where we bought a number of domestic cyclical stocks, and in Australia, where we increased the Fund's exposure to the insurance and fund management sectors.

As of February 28, 1998, our overall portfolio beta (the estimated systematic risk relative to the Benchmark Index) was around 0.94 (a portfolio beta below 1.0 is generally consistent with a defensive investment strategy). This low beta principally reflects cautious value-oriented stock selection strategies in Europe, together with the aggregate cash holdings.


Economic and Investment
Environment
Consensus expectations for 1998 gross domestic product (GDP) growth for the Group of Seven Industrialized Nations have declined to 2.2% from 2.5%. Most of the decline can be attributed to a sharp fall in Japanese growth expectations, which now point toward flat activity in 1998.

As of February 28, 1998, the impact of a lower global growth outlook for developed markets has been more visible in bond markets, where yields generally continued to decline (especially in Europe). Surprisingly, although earnings momentum appears to have faltered (especially in Hong Kong and Japan), corporate earnings expectations globally still appear too optimistic relative to the recent downgrades to economic growth. As the year progresses, we expect further earnings downgrades, especially in companies exposed to global trading conditions.

Despite a deterioration in aggregate growth expectations, domestic demand indicators in the US and European economies have been stronger than widely anticipated in recent months. US economic data released in February tended to confirm early strong trends and, fearing a stronger domestic economy, the US bond market recently weakened.

Against this backdrop, expectations of potential US interest rate cuts have now dissipated somewhat. Combined with a decline in earnings momentum (and further high-profile earnings warnings such as that from Intel Corp.), we believe that the US equity market has risen to valuation levels that may be unsustainable. US profit margins are under pressure from rising labor costs (up +3.5% in 1997), increasing foreign competition and significantly lower foreign translated earnings.

In several European markets, bid activity has also propelled markets to overextended valuations, reducing our intermediate-term return expectations in Switzerland and Spain. Even in the United Kingdom, the Netherlands and France (our preferred markets), valuations now appear full and prone to earnings disappointments. For the moment, a downward shift in interest rate expectations is supporting European markets but this is unlikely to go much further, in our view.

In Canada and Australia, we remain positive on equity returns. Valuations appear relatively attractive and, after a period of negative earnings revisions, earnings momentum has turned up slightly, particularly in the domestic sectors. We remain generally cautious on Asian equity valuations, principally because earnings have yet to stabilize and liquidity is very poor. Although the Japanese market holds good long-term value, the short-term outlook is clouded by misguided government policy decisions and very poor earnings momentum. There is little to suggest an early and lasting recovery in industrial output. In Japan, we anticipate a resumption of yen weakness in the May 31, 1998 quarter. We are likely to hedge some yen exposure into US dollars.

Latin American equity valuations appear significantly more attractive than Asian valuations as positive GDP growth, strong financial sectors and low debt/equity ratios provide a solid platform for earnings enhancement in the intermediate term.


Merrill Lynch International Equity Fund, February 28, 1998


In Conclusion
International equity markets have generally exceeded our return expectations for 1998. During the February quarter, our defensive investment strategy limited returns relative to major benchmarks. We plan to maintain this defensive approach, since events in the February quarter have generally reinforced our views of excessive valuations in both major stock markets, and more particularly, in larger-capitalization individual stocks in Europe. Through relatively high effective cash reserves and defensive stock selection strategies, we look to have the portfolio benefit if, as we expect, there is a period of global earnings disappointments and a deflation of what we view as excessive valuations in many major markets.

We thank you for your continuing interest in Merrill Lynch
International Equity Fund, and we look forward to reviewing our strategy and performance with you in our upcoming annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Andrew Bascand)
Andrew Bascand
Senior Vice President and
Portfolio Manager

March 27, 1998






PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results*
                                                          12 Month         3 Month        Since Inception
                                                        Total Return     Total Return       Total Return
ML International Equity Fund Class A Shares                - 0.22%          + 4.73%            +11.14%
ML International Equity Fund Class B Shares                - 1.21           + 4.41             +24.87
ML International Equity Fund Class C Shares                - 1.25           + 4.44             + 7.46
ML International Equity Fund Class D Shares                - 0.37           + 4.75             +29.46
Financial Times/S&P--Actuaries World (Ex-US) Index**       +13.23           +11.48         +26.57/+46.08

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class C Shares, 10/21/94; and Class B and Class D Shares, 7/30/93.

**An unmanaged capitalization-weighted index comprised of over 1,800 companies in 24 countries, excluding the United States. Since inception total returns are for the periods from 10/21/94 to 2/28/98 and from 7/30/93 to 2/28/98, respectively.


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                        -5.03%        -10.02%
Inception (10/21/94) through 12/31/97      +0.89         - 0.80

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/97                        -5.95%         -9.08%
Inception (7/30/93) through 12/31/97       +3.37          +3.37

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/97                        -5.95%         -6.73%
Inception (10/21/94) through 12/31/97      -0.11          -0.11

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                        -5.33%        -10.30%
Inception (7/30/93) through 12/31/97       +4.16         + 2.90

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                                       Shares                                                                    Percent of
AFRICA             Industries           Held                Investments               Cost            Value      Net Assets
South Africa       Banking            155,450     Nedcor Ltd. (GDR)(c)          $    1,691,871     $    4,529,937      0.9%

                   Beverages           58,993     South African Breweries Ltd.       1,690,442          1,655,148      0.3

                   Diversified         87,200     Sasol Ltd.                         1,228,216            744,907      0.1

                   Insurance           60,400     Liberty Life Association
                                                  of Africa Ltd.                     1,640,547          1,834,008      0.4

                   Metals & Mining     31,500     MSCI South Africa Opals
                                                  (Class B)                          1,292,055          1,328,355      0.3

                   Mining              36,800     Anglo American Corp. of
                                                  South Africa, Ltd.                 2,492,605          1,542,024      0.3
                                       44,400     Anglo American Corp. of
                                                  South Africa, Ltd. (ADR)(a)        2,969,175          1,875,900      0.4
                                      125,116     Evander Gold Mines Ltd.            1,234,116            189,953      0.0
                                                                                --------------     --------------    ------
                                                                                     6,695,896          3,607,877      0.7

                   Paper & Forest      85,200     Sappi Ltd.                           815,036            378,571      0.1
                   Products

                                                  Total Investments in Africa       15,054,063         14,078,803      2.8

EUROPE

Denmark            Metals & Mining     40,000     MSCI Denmark Opals (Class B)       5,663,867          5,934,400      1.2

                                                  Total Investments in Denmark       5,663,867          5,934,400      1.2

Finland            Diversified         93,283     Outokumpu OY                       1,430,243          1,219,275      0.2

                   Paper & Forest      98,753     Enso OY (Class A)                    763,580            905,333      0.2
                   Products           198,250     Metsa Serla OY (Class B)           1,504,575          1,763,502      0.3
                                       54,270     UPM-Kymmene Corporation            1,040,224          1,408,843      0.3
                                                                                --------------     --------------    ------
                                                                                     3,308,379          4,077,678      0.8

                                                  Total Investments in Finland       4,738,622          5,296,953      1.0

France             Aerospace &          2,200     Labinal S.A.                         661,265            615,349      0.1
                   Defense

                   Agricultural         5,300     Eridania Beghin-Say S.A.             784,443            945,900      0.2
                   Operations

                   Automobiles          9,792     Peugeot S.A.                       1,320,327          1,395,179      0.3
                                       31,800     Renault S.A.                         963,786          1,107,905      0.2
                                                                                --------------     --------------    ------
                                                                                     2,284,113          2,503,084      0.5

                   Automobiles &       14,600     Sommer-Allibert S.A.                 556,610            569,604      0.1
                   Equipment           12,100     Valeo S.A.                           812,589          1,036,007      0.2
                                                                                --------------     --------------    ------
                                                                                     1,369,199          1,605,611      0.3

                   Banking             41,101     Banque Nationale de Paris          2,017,670          2,485,648      0.5
                                       18,814     Compagnie Financiere de Paribas      954,003          1,790,190      0.3
                                       13,500     Credit Commercial de France          807,214            998,578      0.2
                                       15,912     Societe Generale de Surveillance
                                                  S.A. (Class A)(Ordinary)           2,058,813          2,400,529      0.5
                                                                                --------------     --------------    ------
                                                                                     5,837,700          7,674,945      1.5

                   Beverages           14,900     Pernod Ricard                        729,409            974,560      0.2

                   Building &           1,000     Compagnie de Saint Gobain S.A.       158,379            140,181      0.0
                   Construction

                   Chemicals            3,700     L'Air Liquide                        621,112            598,324      0.1
                                        4,900     Rhone-Poulenc (Class A)              219,779            225,956      0.1
                                                                                --------------     --------------    ------
                                                                                       840,891            824,280      0.2

                   Consumer--Goods      2,000     LVMH (Moet-Hennessy
                                                  Louis Vuitton)                       426,479            402,301      0.1

                   Cosmetics &          6,600     Christian Dior S.A.                  848,213            800,460      0.2
                   Toiletries           2,400     L'OREAL                              940,983          1,081,479      0.2
                                                                                --------------     --------------    ------
                                                                                     1,789,196          1,881,939      0.4

                   Diversified          2,000     Compagnie Generale des Eaux S.A.     237,884            314,873      0.1
                   Electronics         16,300     Schneider S.A.                     1,013,429          1,015,234      0.2
                                       24,400     Thomson CSF                          781,245            842,071      0.2
                                                                                --------------     --------------    ------
                                                                                     1,794,674          1,857,305      0.4

                   Engineering &       20,949     Bouygues S.A.                      2,042,270          2,940,090      0.6
                   Construction

                   Financial            7,100     Credit National/Natexis              445,918            431,717      0.1
                   Services            11,334     Societe EuraFrance S.A.            3,545,896          5,280,508      1.0
                                                                                --------------     --------------    ------
                                                                                     3,991,814          5,712,225      1.1

                   Foods                1,600     Bongrain S.A.                        605,274            723,090      0.2
                                          900     Fromageries Bel S.A.                 634,403            669,565      0.1
                                        2,100     Groupe Danone S.A.                   345,335            424,486      0.1
                                                                                --------------     --------------    ------
                                                                                     1,585,012          1,817,141      0.4

                   Hotels               5,411     Accor S.A.                           756,346          1,250,266      0.2

                   Insurance           21,300     Assurances Generales de
                                                  France S.A. (AGF)                    878,817          1,156,886      0.2
                                       19,728     Axa-UAP                            1,259,348          1,909,580      0.4
                                                                                --------------     --------------    ------
                                                                                     2,138,165          3,066,466      0.6

                   Leisure              7,900     Club Mediterranee S.A.               639,800            586,820      0.1
                                        7,900     Club Mediterranee S.A.
                                                  (Rights)(e)                                0             11,490      0.0
                                                                                --------------     --------------    ------
                                                                                       639,800            598,310      0.1

                   Metals              15,100     Pechiney S.A. (Class A)              779,869            670,008      0.1

                   Oil & Related       27,679     Elf Aquitaine S.A.                 3,267,090          3,152,267      0.6
                                       32,600     Total S.A. (Class B)               3,642,674          3,578,767      0.7
                                                                                --------------     --------------    ------
                                                                                     6,909,764          6,731,034      1.3

                   Retail               1,200     Carrefour S.A.                       724,778            720,592      0.1
                                        6,400     Castorama Dubois Investisse          667,842            867,707      0.2
                                       13,000     Etablissements Economiques
                                                  du Casino Guichard-Perachon
                                                  S.A. (Preferred)                     628,696            551,191      0.1
                                                                                --------------     --------------    ------
                                                                                     2,021,316          2,139,490      0.4

                   Steel              188,022     Usinor Sacilor S.A.                2,784,300          2,822,647      0.6

                   Telecommuni-        20,644     Alcatel Alsthom Cie Generale
                   cation                         d'Electricite S.A.                 2,141,090          2,686,943      0.5
                   Equipment

                                                  Total Investments in France       42,703,378         50,174,948      9.9

Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                                 Shares                                                                    Percent of
(continued)        Industries           Held                Investments               Cost            Value      Net Assets
Germany            Apparel                400     Hugo Boss AG (Preferred)      $      554,061     $      628,307      0.1%

                   Automobiles            200     Bayerische Motoren Werke
                                                  AG (BMW)                             166,583            201,720      0.0
                                       30,800     Daimler-Benz AG                    2,116,666          2,522,531      0.5
                                        3,724     Volkswagen AG                      2,113,566          2,451,674      0.5
                                                                                --------------     --------------    ------
                                                                                     4,396,815          5,175,925      1.0

                   Banking             21,200     BHF-Bank AG                          659,850            605,247      0.1
                                        2,900     Bayerische Vereinsbank AG            181,879            180,930      0.1
                                        4,000     Commerzbank AG                       143,873            144,841      0.0
                                       15,300     Deutsche Bank AG                   1,130,313          1,051,116      0.2
                                       33,900     Dresdner Bank AG                   1,578,886          1,537,682      0.3
                                                                                --------------     --------------    ------
                                                                                     3,694,801          3,519,816      0.7

                   Batteries            1,700     Varta AG                             265,084            268,904      0.0

                   Chemicals           32,799     BASF AG                            1,134,988          1,193,989      0.2
                                       82,476     Bayer AG                           3,125,747          3,477,411      0.7
                                       21,132     Henkel KGaA                          907,822          1,297,456      0.3
                                       31,102     Henkel KGaA (Preferred)            1,490,115          2,014,156      0.4
                                       90,675     Hoechst AG                         3,534,025          3,513,256      0.7
                                                                                --------------     --------------    ------
                                                                                    10,192,697         11,496,268      2.3

                   Computer             3,600     SAP AG (Systeme, Anwendungen,
                   Software                       Produkte in der
                                                  Datenverarbeitung) (Preferred)     1,112,123          1,484,127      0.3

                   Diversified         31,100     Metallgesellschaft AG                648,642            629,062      0.1
                                       20,100     RWE AG                               912,302          1,111,682      0.2
                                       14,843     Thyssen AG                         3,379,527          3,268,176      0.7
                                       13,700     VEBA AG                              711,893            919,298      0.2
                                          200     Viag AG                               98,727            108,245      0.0
                                                                                --------------     --------------    ------
                                                                                     5,751,091          6,036,463      1.2

                   Electronics         17,000     Siemens AG                         1,161,189          1,046,103      0.2

                   Engineering &        6,715     Philipp Holzmann AG                2,443,499          1,587,707      0.3
                   Construction

                   Footwear             5,600     Adidas AG                            768,527            876,543      0.2
                                        3,400     Salamander AG                        543,961            534,061      0.1
                                                                                --------------     --------------    ------
                                                                                     1,312,488          1,410,604      0.3

                   Insurance            6,000     AMB Aachener und Muenchener
                                                  Beteiligungs AG                      622,244            669,643      0.1
                                        8,200     Allianz AG                         1,952,028          2,582,837      0.5
                                                                                --------------     --------------    ------
                                                                                     2,574,272          3,252,480      0.6

                   Machinery &         26,200     AGIV-AG fuer Industrie und
                   Equipment                      Verkehrswesen                        550,255            563,161      0.1
                                       36,200     FAG Kugelfischer Georg
                                                  Schaefer AG                          572,840            496,792      0.1
                                       40,605     Kloeckner Werke AG                 2,319,977          2,790,699      0.5
                                          600     Mannesmann AG                        281,495            360,450      0.1
                                                                                --------------     --------------    ------
                                                                                     3,724,567          4,211,102      0.8

                   Metals              15,200     Degussa AG                           707,440            787,478      0.2

                   Pharmaceuticals      8,100     Schering AG                          834,092            910,268      0.2

                   Retail               3,843     Karstadt AG                        1,323,579          1,370,382      0.3

                   Telecommuni-         4,400     Deutsche Telekom AG                   86,992             88,878      0.0
                   cations

                                                  Total Investments in Germany      40,134,790         43,274,812      8.5

Ireland            Building &          76,142     CRH PLC                              826,936            947,345      0.2
                   Construction

                                                  Total Investments in Ireland         826,936            947,345      0.2

Italy              Building            39,204     Italcementi S.p.A                    217,403            371,388      0.1
                   Products

                   Chemicals        2,942,444     MontEdison S.p.A.                  2,447,998          3,039,198      0.6

                   Telecommuni-       716,688     Telecom Italia S.p.A.              1,886,485          3,480,838      0.7
                   cations

                                                  Total Investments in Italy         4,551,886          6,891,424      1.4

Netherlands        Chemicals           11,761     Akzo Nobel N.V.                    1,465,176          2,388,198      0.5
                                       54,664     European Vinyls Corporation
                                                  International  N.V.                2,077,567          1,010,316      0.2
                                                                                --------------     --------------    ------
                                                                                     3,542,743          3,398,514      0.7

                   Electronics         37,572     Philips Electronics N.V.           2,434,123          2,920,960      0.6

                   Insurance           31,062     ING Groep N.V.                     1,275,816          1,644,834      0.3

                   Packaging &        145,282     Koninklijke KNP BT N.V.            3,275,604          3,878,544      0.8
                   Containers

                   Steel               21,000     Ispat International N.V.             568,773            493,888      0.1
                                       20,783     Ispat International N.V.
                                                  (NY Registered Shares)               491,090            511,781      0.1
                                                                                --------------     --------------    ------
                                                                                     1,059,863          1,005,669      0.2

                   Telecommuni-        26,391     Royal PTT Nederland N.V.             930,260          1,329,099      0.2
                   cations

                                                  Total Investments in the
                                                  Netherlands                       12,518,409         14,177,620      2.8

Norway             Metals & Mining     48,000     MSCI Norway Opals (Class B)        5,781,119          5,131,680      1.0

                   Oil & Gas           76,454     Saga Petroleum A.S. (Class B)        850,887          1,141,557      0.2
                   Producers

                                                  Total Investments in Norway        6,632,006          6,273,237      1.2

Poland             Automobiles &       61,910     T.C. Debica S.A.                     834,795          1,674,688      0.3
                   Equipment

                   Metals & Mining     20,000     MSCI Poland Opals (Class B)        1,328,251          1,421,800      0.3

                                                  Total Investments in Poland        2,163,046          3,096,488      0.6

Portugal           Metals & Mining     10,000     MSCI Portugal Opals (Class B)        619,095            762,300      0.1

                                                  Total Investments in Portugal        619,095            762,300      0.1

Russia             Closed-End Funds     9,100     Templeton Russia Fund, Inc.          330,016            305,988      0.1

                                                  Total Investments in Russia          330,016            305,988      0.1

Spain              Metals & Mining     28,000     MSCI Spain Opals (Class B)         2,509,468          2,980,040      0.6

                   Utilities--         50,973     Endesa S.A.                          866,496          1,126,841      0.2
                   Electric

                                                  Total Investments in Spain         3,375,964          4,106,881      0.8

Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                                 Shares                                                                    Percent of
(concluded)        Industries           Held                Investments               Cost            Value      Net Assets
Sweden             Electrical          20,264     Electrolux AB                 $      855,790     $    1,544,879      0.3%

                   Forest Products     44,636     Mo och Domsjo AB (Class B)         1,200,098          1,299,812      0.3
                                      929,741     Rottneros Bruks AB                 1,435,615            697,192      0.1
                                       92,871     Stora Kopparbergs AB               1,238,849          1,352,214      0.3
                                                                                --------------     --------------    ------
                                                                                     3,874,562          3,349,218      0.7

                   Insurance           27,846     Skandia Forsakrings AB               684,767          1,573,043      0.3

                   Metals & Mining    188,686     Avesta Sheffield AB                1,710,791          1,179,096      0.2

                                                  Total Investments in Sweden        7,125,910          7,646,236      1.5

Switzerland        Diversified          7,210     Oerlikon-Buehrle Holding AG          737,840          1,129,944      0.2

                   Leisure                703     Fotolabo S.A.                        292,689            203,323      0.1

                                                  Total Investments in Switzerland   1,030,529          1,333,267      0.3

Turkey             Metals & Mining     20,000     MSCI Turkey Opals (Class B)        2,649,088          2,535,600      0.5

                                                  Total Investments in Turkey        2,649,088          2,535,600      0.5

United Kingdom     Advertising        160,150     Saatchi & Saatchi PLC                294,244            303,001      0.1

                   Automobile         378,300     Thorn PLC                            929,456            949,439      0.2
                   Rental

                   Automobiles &      440,671     LucasVarity PLC                    1,402,834          1,696,481      0.3
                   Equipment

                   Banking             97,596     HSBC Holdings PLC                  2,624,901          2,996,142      0.6
                                      220,400     Lloyds TSB Group PLC               2,784,941          3,314,183      0.6
                                      101,951     National Westminister
                                                  Bank PLC (Ordinary)                1,115,597          1,876,896      0.4
                                                                                --------------     --------------    ------
                                                                                     6,525,439          8,187,221      1.6

                   Broadcast--        122,200     British Sky Broadcasting
                   Media                          Group PLC                            878,374            790,101      0.1
                                      123,600     Carlton Communications PLC         1,025,565            868,290      0.2
                                                                                --------------     --------------    ------
                                                                                     1,903,939          1,658,391      0.3

                   Building &         193,800     Hanson PLC                           993,495            978,838      0.2
                   Construction       483,500     Tarmac PLC                           953,628            803,409      0.2
                                                                                --------------     --------------    ------
                                                                                     1,947,123          1,782,247      0.4

                   Chemicals          219,920     Inspec Group PLC                     643,151            736,288      0.1

                   Closed-End Funds    23,000     Alliance Trust PLC                   939,253          1,050,427      0.2
                                      178,100     Scottish Invest Trust PLC            950,072          1,060,697      0.2
                                      172,800     Scottish Mortgage & Trust PLC        958,612          1,043,346      0.2
                                                                                --------------     --------------    ------
                                                                                     2,847,937          3,154,470      0.6

                   Computer Services   12,911     Misys PLC                            158,243            571,388      0.1

                   Diversified        865,073     BTR PLC                            2,815,264          2,294,939      0.5

                   Food & Beverage    210,563     Allied Domecq PLC (Ordinary)       1,460,147          2,028,279      0.4

                   Food Processing    175,441     Unilever PLC                       1,369,883          1,587,495      0.3

                   Foods              173,800     Booker PLC                           936,772            700,543      0.1
                                       93,200     Compass Group PLC                    990,423          1,358,527      0.3
                                                                                --------------     --------------    ------
                                                                                     1,927,195          2,059,070      0.4

                   Gas Distribution     4,400     BG PLC                                19,863             22,061      0.0

                   Health &           355,600     London International Group PLC       916,008          1,023,808      0.2
                   Personal

                   Investment Trust   576,000     Fleming Japanese Investment
                                                  Trust PLC                          1,410,545          1,497,264      0.3

                   Leisure            228,700     Ladbroke Group PLC                 1,040,195          1,151,347      0.2

                   Merchandising       74,830     J Sainsbury PLC                      551,343            579,850      0.1

                   Metals & Mining     73,963     Rio Tinto PLC                      1,071,610            997,808      0.2

                   Oil & Related       99,700     British Petroleum Co. PLC          1,510,631          1,374,542      0.3
                                      157,000     Shell Transport & Trading
                                                  Co. PLC                            1,236,717          1,122,298      0.2
                                                                                --------------     --------------    ------
                                                                                     2,747,348          2,496,840      0.5

                   Pharmaceuticals     56,100     Glaxo Wellcome PLC                 1,289,699          1,569,027      0.3
                                       59,300     SmithKline Beecham PLC               599,655            741,459      0.2
                                       13,800     Zeneca Group PLC                     482,299            599,379      0.1
                                                                                --------------     --------------    ------
                                                                                     2,371,653          2,909,865      0.6

                   Publishing          85,500     Pearson PLC                        1,103,006          1,273,015      0.3

                   Real Estate        110,500     MEPC PLC                             997,658          1,090,768      0.2
                   Investment         155,900     Slough Estates PLC                   964,878          1,034,924      0.2
                   Trusts                                                       --------------     --------------    ------
                                                                                     1,962,536          2,125,692      0.4

                   Retail             298,315     Safeway PLC                        1,826,652          1,757,020      0.4
                                       73,700     W.H. Smith Group PLC                 442,617            596,556      0.1
                                                                                --------------     --------------    ------
                                                                                     2,269,269          2,353,576      0.5

                   Steel              289,305     British Steel PLC                    595,418            693,718      0.1

                   Telecommuni-        61,300     British Telecommunications PLC       438,137            618,719      0.1
                   cations            107,516     Cable & Wireless PLC                 751,154          1,174,519      0.3
                                                                                --------------     --------------    ------
                                                                                     1,189,291          1,793,238      0.4

                   Tobacco            232,092     B.A.T. Industries PLC              1,985,578          2,313,937      0.5
                                      201,600     Gallaher Group PLC                   985,492          1,180,753      0.2
                                      158,700     Imperial Tobacco Group PLC           988,953          1,114,868      0.2
                                                                                --------------     --------------    ------
                                                                                     3,960,023          4,609,558      0.9

                   Transportation     124,800     BAA PLC                            1,205,979          1,166,223      0.2

                   Utilities--        162,385     Energy Group PLC                   1,707,502          2,078,472      0.4
                   Electric           197,200     National Grid Group PLC            1,124,236          1,109,562      0.2
                                                                                --------------     --------------    ------
                                                                                     2,831,738          3,188,034      0.6

                   Utilities--         59,647     Anglian Water PLC                    515,153            824,302      0.2
                   Water               69,700     Severn Trent PLC                   1,031,043          1,072,169      0.2
                                      119,103     United Utilities PLC               1,349,824          1,598,938      0.3
                                                                                --------------     --------------    ------
                                                                                     2,896,020          3,495,409      0.7

                                                  Total Investments in
                                                  the United Kingdom                52,366,700         58,386,015     11.5

                                                  Total Investments in Europe      187,430,242        211,143,514     41.6

Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
LATIN                                  Shares                                                                    Percent of
AMERICA            Industries           Held                Investments               Cost            Value      Net Assets
Argentina          Banking             54,381     Banco de Galicia y Buenos
                                                  Aires S.A. (ADR)(a)           $    1,216,332     $    1,339,132      0.3%

                   Oil & Related      309,197     Perez Companc S.A.                 1,704,558          2,035,575      0.4
                                       17,180     Yacimientos Petroliferos
                                                  Fiscales S.A. (YPF)(ADR)(a)          509,834            543,318      0.1
                                                                                --------------     --------------    ------
                                                                                     2,214,392          2,578,893      0.5

                   Real Estate          7,500     IRSA Inversiones y R
                                                  epresentaciones S.A. (GDR)(c)        269,955            261,563      0.1

                   Telecommuni-        33,820     Telefonica de Argentina S.A.
                   cations                        (Class B)(ADR)(a)                  1,215,243          1,217,520      0.2


                                                  Total Investments in Argentina     4,915,922          5,397,108      1.1

Brazil             Oil & Gas        5,900,000     Petroleo Brasileiro
                   Producers                      S.A.--Petrobras (Preferred)        1,551,794          1,336,637      0.3

                   Telecommuni-        39,325     Telecomunicacoes Brasileiras
                   cations                        S.A.--Telebras (ADR)(a)            3,314,151          4,814,855      0.9
                                    9,292,800     Telecomunicacoes de Sao
                                                  Paulo S.A. (Preferred)             2,773,097          2,574,023      0.5
                                                                                --------------     --------------    ------
                                                                                     6,087,248          7,388,878      1.4

                   Utilities--         27,985     Companhia Energetica de
                   Electric                       Minas Gerais S.A. (CEMIG)
                                                  (ADR)(a)                             727,189          1,196,359      0.2
                                   35,500,000     Companhia Energetica de
                                                  Minas Gerais S.A. (CEMIG)
                                                  (Preferred)                        2,012,653          1,523,673      0.3
                                                                                --------------     --------------    ------
                                                                                     2,739,842          2,720,032      0.5

                                                  Total Investments in Brazil       10,378,884         11,445,547      2.2

Mexico             Beverages          169,900     Fomento Economico Mexicano,
                                                  S.A. de C.V. (Femsa)(Class B)        900,192          1,266,273      0.3

                   Building &          51,750     Empresas ICA Sociedad
                   Construction                   Controladora, S.A. de C.V.           124,844            103,014      0.0

                   Building           324,600     Cementos Mexicanos, S.A.
                   Products                       de C.V. (Cemex)(Class B)           1,329,717          1,554,423      0.3

                   Health &            49,150     Kimberly-Clark de Mexico,
                   Personal                       S.A. de C.V. (ADR)(a)                891,987          1,099,731      0.2

                   Multi-Industry     239,800     Grupo Carso, S.A. de C.V. 'A1'     1,182,883          1,469,197      0.3

                   Telecommuni-       676,000     Telefonos de Mexico, S.A.
                   cations                        de C.V. (Series L)                 1,504,394          1,697,934      0.3

                                                  Total Investments in Mexico        5,934,017          7,190,572      1.4

                                                  Total Investments in
                                                  Latin America                     21,228,823         24,033,227      4.7

NORTH AMERICA

Canada             Banking             27,400     The Bank of Nova Scotia              636,333            675,949      0.1

                   Banking--           14,700     Bank of Montreal                     638,276            785,212      0.1
                   International

                   Beverages           10,000     The Seagram Co. Ltd.                 379,859            380,000      0.1

                   Building           410,000     Noranda Forest, Inc.               3,010,830          2,521,437      0.5
                   Products

                   Metals & Mining     84,000     Alcan Aluminium Ltd.               2,897,989          2,600,647      0.5
                                        5,219     Alcan Aluminium, Ltd.
                                                  (US Registered Shares)               203,163            162,115      0.0
                                      129,000     Barrick Gold Corp.                 2,922,974          2,475,190      0.5
                                       24,000     MSCI Canada Opals (Class B)        3,782,914          3,974,640      0.8
                                      279,000     Noranda, Inc.                      5,952,644          5,343,513      1.1
                                                                                --------------     --------------    ------
                                                                                    15,759,684         14,556,105      2.9

                   Oil & Gas           25,000     Imperial Oil Limited               1,460,464          1,475,084      0.3
                   Producers          255,700     Ranger Oil Ltd.                    2,417,066          1,644,402      0.3
                                                                                --------------     --------------    ------
                                                                                     3,877,530          3,119,486      0.6

                   Telecommuni-        68,000     BC Telecom, Inc.                   1,805,550          2,306,016      0.5
                   cations

                   Telecommuni-        21,000     Newbridge Networks Corporation       770,758            492,234      0.1
                   cation
                   Equipment

                   Transportation     132,700     Canadian Pacific Ltd.              4,078,767          3,791,295      0.8
                                        7,100     Canadian Pacific Ltd.
                                                  (US Registered Shares)               216,106            202,794      0.0
                                                                                --------------     --------------    ------
                                                                                     4,294,873          3,994,089      0.8

                                                  Total Investments in
                                                  North America                     31,173,693         28,830,528      5.7

PACIFIC BASIN

Australia          Auto--Related      306,200     Orbital Engine Corporation Ltd.      202,196            214,841      0.1

                   Banking            157,000     Australia and New Zealand
                                                  Banking Group Ltd.                   967,631          1,080,179      0.2
                                       41,100     Commonwealth Bank of Australia       494,731            510,951      0.1
                                      113,200     National Australia Bank Ltd.       1,538,530          1,565,370      0.3
                                       55,700     St. George Bank Ltd.                 318,213            334,656      0.1
                                      302,500     Westpac Banking
                                                  Corporation Ltd.                   1,828,684          2,097,721      0.4
                                                                                --------------     --------------    ------
                                                                                     5,147,789          5,588,877      1.1

                   Beverages            6,700     Foster's Brewing Group Ltd.           14,192             14,833      0.0

                   Broadcast--Media    90,400     Seven Network Ltd.                   353,321            324,529      0.1

                   Building &         112,800     James Hardie Industries Ltd.         348,129            350,387      0.1
                   Construction

                   Building           476,775     Boral Ltd.                         1,471,675          1,156,214      0.2
                   Products           442,500     CSR Ltd.                           1,702,598          1,467,969      0.3
                                                                                --------------     --------------    ------
                                                                                     3,174,273          2,624,183      0.5

                   Closed-End         103,200     Franked Income Fund (Units)          307,049            358,529      0.1
                   Funds

                   Commercial          75,468     Mayne Nickless Ltd.                  430,405            416,411      0.1
                   Services

                   Containers         338,500     Amcor Limited                      2,215,472          1,478,058      0.3

                   Diversified         58,400     Email Ltd.                           205,257            131,281      0.0
                                       44,600     Smith (Howard) Ltd.                  355,716            365,186      0.1
                                       63,000     Southcorp Ltd.                       215,581            233,461      0.0
                                       45,100     Wesfarmers Ltd.                      404,120            435,640      0.1
                                                                                     1,180,674          1,165,568      0.2
                   Food &             117,001     Coca-Cola Amatil, Ltd.               710,460          1,008,219      0.2
                   Beverage

                   Foods              112,400     Burns, Philp & Company Ltd.          205,483             18,376      0.0
                                       40,900     Foodland Associated Ltd.             312,023            307,865      0.1
                                       15,000     Goodman Fielder Ltd.                  21,015             25,954      0.0
                                      146,487     National Foods Ltd.                  207,173            275,412      0.0
                                                                                --------------     --------------    ------
                                                                                       745,694            627,607      0.1

                   Insurance          521,594     National Mutual Holdings Ltd.      1,054,730          1,055,270      0.2
                                      228,100     QBE Insurance Group Limited          974,138            944,721      0.2
                                                                                --------------     --------------    ------
                                                                                     2,028,868          1,999,991      0.4




Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
PACIFIC BASIN                           Shares                                                                   Percent of
(continued)        Industries            Held               Investments               Cost            Value      Net Assets
Australia          Investment         108,700     Australian Foundation
(concluded)        Management                     Investment Company Ltd.       $      199,151     $      194,002      0.0%
                                       13,587     Australian Foundation
                                                  Investment Company Ltd.
                                                  (Rights)(f)                                0              1,851      0.0
                                      276,900     Colonial Limited                     804,236            822,402      0.2
                                                                                --------------     --------------    ------
                                                                                     1,003,387          1,018,255      0.2

                   Media              102,500     The News Corp., Ltd.
                                                  (Preferred)                          452,683            562,075      0.1
                                       25,000     Publishing & Broadcasting
                                                  Limited                              128,114            126,874      0.0
                                                                                --------------     --------------    ------
                                                                                       580,797            688,949      0.1

                   Metals & Mining     71,000     Aberfoyle Ltd.                       199,927            104,469      0.0
                                      144,000     Ashton Mining Ltd.                   200,569            152,044      0.0
                                       85,800     Comalco Ltd.                         360,009            376,398      0.1
                                       81,700     Metal Manufactures Ltd.              199,358            122,439      0.0
                                       79,500     Newcrest Mining Ltd.                 200,819            106,686      0.0
                                      351,400     Normandy Mining Ltd.                 377,750            349,486      0.1
                                       62,200     Plutonic Resources Ltd.              198,444            192,786      0.0
                                      163,400     QCT Resources Ltd.                   199,493            139,914      0.0
                                       53,300     RGC Ltd.                             198,386             72,616      0.0
                                      205,500     Rio Tinto Ltd.                     3,201,506          2,698,942      0.6
                                      294,000     WMC Ltd.                           1,869,153            997,359      0.2
                                                                                --------------     --------------    ------
                                                                                     7,205,414          5,313,139      1.0

                   Oil & Gas           58,800     Australian Gas Light Co., Ltd.       388,634            468,638      0.1
                   Producers          124,000     Australian Oil & Gas
                                                  Corporation Ltd.                     203,609            152,044      0.0
                                      136,000     Woodside Petroleum Ltd.              989,076            837,495      0.2
                                                                                --------------     --------------    ------
                                                                                     1,581,319          1,458,177      0.3

                   Pharmaceuticals     59,600     F.H. Faulding & Co. Ltd.             289,344            313,672      0.1

                   Property           104,041     Lend Lease Corp.                   1,624,348          2,618,747      0.5

                   Publishing         101,500     PMP Communications Ltd.              232,830            212,265      0.1

                   Real Estate        110,100     Capital Property Trust               199,840            179,250      0.0

                   Investment          80,255     Stockland Trust Group                208,223            205,011      0.0
                   Trusts             100,500     Westfield Holdings Ltd.              405,646            492,916      0.1
                                                                                --------------     --------------    ------
                                                                                       813,709            877,177      0.1

                   Resources          117,834     Broken Hill Proprietary Co.        1,572,893          1,163,894      0.2

                   Retail             122,600     Coles Myer Ltd.                      616,707            636,385      0.1

                   Steel              173,000     Australian National
                                                  Industries Ltd.                      204,471            147,310      0.0

                   Telecommuni-       193,000     Telstra Corp. Ltd.                   367,872            514,054      0.1
                   cations

                   Transportation      80,100     Brambles Industries Ltd.           1,591,530          1,680,575      0.3

                                                  Total Investments in Australia    34,543,143         32,814,632      6.4

China              Telecommuni-        85,300     China Telecom (Hong Kong)
                   cations                        Ltd. (ADR)(a)                      2,706,682          3,060,138      0.6

                                                  Total Investments in China         2,706,682          3,060,138      0.6

Hong Kong          Airlines           248,000     Cathay Pacific Airways               377,731            213,020      0.1

                   Banking             85,000     Dao Heng Bank Group Ltd.             405,772            243,735      0.1
                                      112,200     HSBC Holdings PLC                  1,724,207          3,246,293      0.6
                                       52,400     Hang Seng Bank Ltd.                  582,227            495,776      0.1
                                                                                --------------     --------------    ------
                                                                                     2,712,206          3,985,804      0.8

                   Conglomerates       99,325     Hutchison Whampoa Ltd.               576,942            702,408      0.1

                   Diversified        137,000     Citic Pacific Ltd.                   725,923            530,871      0.1
                                      125,000     Swire Pacific Ltd. (Class B)         165,722            125,936      0.0
                                                                                --------------     --------------    ------
                                                                                       891,645            656,807      0.1

                   Property            99,000     Cheung Kong (Holdings) Ltd.          716,374            693,716      0.1
                                       48,400     Great Eagle Holdings Ltd.
                                                  (Warrants)(b)                              0              4,126      0.0
                                      255,000     Henderson Investment Ltd.            263,642            214,092      0.0
                                      137,000     Wharf (Holdings) Ltd.                517,577            285,785      0.1
                                                                                --------------     --------------    ------
                                                                                     1,497,593          1,197,719      0.2

                   Telecommuni-     1,759,200     Hong Kong Telecommunications
                   cations                        Ltd.                               3,011,513          3,703,818      0.7

                   Utilities--        523,000     China Light and Power Co. Ltd.     2,382,158          2,715,655      0.5
                   Electric           214,000     Hong Kong Electric Holdings
                                                  Ltd.                                 746,766            760,140      0.2
                                                                                --------------     --------------    ------
                                                                                     3,128,924          3,475,795      0.7

                   Utilities--      1,247,000     Hong Kong and China Gas Co. Ltd.   2,043,031          2,238,866      0.5
                   Gas

                                                  Total Investments in Hong Kong    14,239,585         16,174,237      3.2

Japan              Auto & Truck       340,000     Nissan Motor Co., Ltd.             1,565,986          1,479,667      0.3

                   Automobiles        813,000     Mitsubishi Motors Corp.            5,881,904          2,977,455      0.6
                                      114,000     Toyota Motor Corp.                 3,104,108          3,153,864      0.6
                                                                                --------------     --------------    ------
                                                                                     8,986,012          6,131,319      1.2

                   Banking          5,000,000     Japanese Bank Knock Out
                                                  (Warrants)(b)                      5,157,500          4,590,000      0.9
                                      175,000     Mitsubishi Trust and
                                                  Banking Corp.                      1,893,937          2,066,984      0.4
                                      390,000     Sakura Bank Ltd.                   2,790,344          1,632,342      0.3
                                                                                --------------     --------------    ------
                                                                                     9,841,781          8,289,326      1.6

                   Broadcast--         51,000     Nippon Broadcasting
                   Media                          System Inc.                        3,249,909          2,506,540      0.5

                   Building &         420,000     Nishimatsu Construction
                   Construction                   Co. Ltd.                           2,133,233          2,167,420      0.4

                   Chemicals          420,000     Kaneka Corp.                       2,175,335          2,397,146      0.5
                                      161,000     Shin-Etsu Chemical Co., Ltd.       2,950,021          3,547,998      0.7
                                                                                --------------     --------------    ------
                                                                                     5,125,356          5,945,144      1.2

                   Computer               420     NTT Data Corporation               2,058,902          2,040,904      0.4
                   Software

                   Electric           220,000     Taihei Dengyo Kaisha, Ltd.         5,020,707          1,055,093      0.2
                   Construction

                   Electrical         280,000     Anritsu Corp.                      3,227,556          2,841,062      0.5
                   Equipment          485,000     Fujikura Ltd.                      3,722,189          3,417,876      0.7
                                       92,000     Murata Manufacturing Co., Ltd.     3,154,267          2,924,455      0.6
                                      315,000     NEC Corporation                    3,934,785          3,520,809      0.7
                                       27,000     Rohm Co., Ltd.                     1,509,233          2,675,386      0.5
                                                                                --------------     --------------    ------
                                                                                    15,548,030         15,379,588      3.0


Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
PACIFIC BASIN                          Shares                                                                    Percent of
(concluded)        Industries           Held                Investments               Cost            Value      Net Assets
Japan              Electronics        497,000     Hitachi Ltd.                  $    4,597,191     $    3,734,887      0.7%
(concluded)                           193,000     Pioneer Electronic Corp.           3,438,147          3,411,732      0.7
                                       54,700     Sony Corp.                         4,198,085          4,943,163      1.0
                                                                                --------------     --------------    ------
                                                                                    12,233,423         12,089,782      2.4

                   Financial          310,000     Daiwa Securities Co., Ltd.         1,464,816          1,530,955      0.3
                   Services            58,000     Jafco Co., Ltd.                    3,280,960          2,689,655      0.5
                                                                                --------------     --------------    ------
                                                                                     4,745,776          4,220,610      0.8

                   Machinery          265,000     Daifuku Co., Ltd.                  3,487,026          1,365,438      0.3
                                      780,000     NSK Ltd.                           4,515,521          3,060,642      0.6
                                                                                --------------     --------------    ------
                                                                                     8,002,547          4,426,080      0.9

                   Manufacturing      430,000     Dainippon Screen
                                                  Manufacturing Co., Ltd.            3,372,153          2,505,351      0.5

                   Office             274,000     Ricoh Co., Ltd.                    3,290,416          2,932,224      0.6
                   Equipment

                   Packaging &          3,000     Toyo Seikan Kaisha, Ltd.              93,627             49,227      0.0
                   Containers

                   Paper &            571,000     Oji Paper Co., Ltd.                3,710,043          3,077,923      0.6
                   Forest Products

                   Pharmaceuticals    400,000     Fujisawa Pharmaceutical
                                                  Co., Ltd.                          3,672,024          4,026,952      0.8
                                       85,000     Sankyo Co., Ltd.                   2,135,206          2,284,186      0.4
                                      144,000     Taisho Pharmaceutical
                                                  Co., Ltd.                          2,818,019          3,390,250      0.7
                                                                                --------------     --------------    ------
                                                                                     8,625,249          9,701,388      1.9

                   Real Estate        284,000     Mitsubishi Estate Co., Ltd.        3,273,551          3,174,316      0.6
                                      334,000     Mitsui Fudosan Co., Ltd.           3,475,443          3,600,793      0.7
                                                                                --------------     --------------    ------
                                                                                     6,748,994          6,775,109      1.3

                   Retail              70,000     Ito-Yokado Co., Ltd.               3,999,042          3,828,775      0.7
                                      370,000     Takashimaya Co.                    3,885,286          3,167,658      0.6
                                      120,000     Uny Co., Ltd.                      1,991,583          1,835,910      0.4
                                                                                --------------     --------------    ------
                                                                                     9,875,911          8,832,343      1.7

                   Steel            1,891,000     Nippon Steel Corp.                 5,069,989          3,552,652      0.7

                   Telecommuni-           501     DDI Corp.                          3,083,565          1,306,611      0.2
                   cations                420     Nippon Telegraph &
                                                  Telephone Corporation              2,004,056          1,931,034      0.4
                                      175,000     Uniden Corporation                 2,438,638          1,845,026      0.4
                                                                                --------------     --------------    ------
                                                                                     7,526,259          5,082,671      1.0

                   Television           4,350     Nippon Television
                                                  Network Corp.                      1,327,272          1,317,241      0.3

                   Textiles           222,000     Teijin Ltd.                          890,133            681,046      0.1

                   Tire & Rubber      184,000     Bridgestone Corporation            3,348,443          4,244,471      0.8

                   Tobacco                460     Japan Tobacco, Inc.                2,980,710          3,387,555      0.7

                   Trading            654,000     Mitsui & Co.                       4,795,072          4,204,471      0.8
                                    1,274,000     Nissho Iwai Corp.                  4,454,051          3,635,672      0.8
                                                                                --------------     --------------    ------
                                                                                     9,249,123          7,840,143      1.6

                   Transport              315     East Japan Railway Company         1,475,343          1,490,725      0.3
                   Services

                   Transportation     263,000     Nippon Express Co., Ltd.           1,551,272          1,644,923      0.3
                                      500,000     Tobu Railway Co., Ltd.             2,416,593          1,767,737      0.4
                                      800,000     Tokyu Corp.                        4,912,056          3,525,961      0.7
                                                                                --------------     --------------    ------
                                                                                     8,879,921          6,938,621      1.4

                                                  Total Investments in Japan       154,975,248        134,140,163     26.4

Malaysia           Chemicals           30,000     Malaysian Oxygen BHD                 152,864             86,649      0.0

                   Diversified         33,000     YTL Corporation BHD (Class A)              0             57,098      0.0

                   Foods               24,000     Nestle (Malaysia) BHD                185,302            129,482      0.0

                   Leisure             48,500     Berjaya Sports Toto BHD              192,778            136,117      0.0

                   Telecommuni-        76,800     Telekom Malaysia BHD                 236,353            261,580      0.1
                   cations

                                                  Total Investments in Malaysia        767,297            670,926      0.1

New Zealand        Beverages          120,000     DB Group Ltd.                        178,681            204,032      0.0

                   Chemicals           72,900     Fernz Corporation Ltd.               207,719            196,610      0.0

                   Diversified      1,000,000     Brierley Investments Ltd.            713,677            680,108      0.1

                   Electronics         69,000     PDL Holdings Ltd.                    340,434            311,501      0.1

                   Finance          2,359,040     Wrightson Ltd.                     1,751,988          1,106,484      0.2

                   Forestry         3,130,000     Fletcher Challenge Forests         4,303,655          2,330,601      0.5

                   Investment         422,500     Infrastructure & Utilities Ltd.      294,896            227,895      0.1
                   Companies

                   Leisure             30,000     Tourism Holdings Ltd.                 40,407             18,117      0.0

                   Publishing          20,000     Independent Newspapers Ltd.          112,216             97,560      0.0

                   Restaurants        100,000     Restaurant Brands New Zealand Ltd.   144,699             78,564      0.0

                   Retail             120,000     Hallenstein Glasson Holdings Ltd.    177,276            115,384      0.0

                   Telecommuni-       163,000     Telecom Corporation of
                   cations                        New Zealand Ltd.                     775,731            783,649      0.2

                   Textiles           577,500     Lane Walker Rudkin
                                                  Industries, Ltd.                     630,520            453,708      0.1

                                                  Total Investments in New Zealand   9,671,899          6,604,213      1.3

Singapore          Airlines           140,000     Singapore Airlines Ltd.
                                                  'Foreign'                          1,202,318          1,040,248      0.2

                   Auto & Truck       120,800     Inchcape BHD                         226,144            183,257      0.0

                   Beverages           98,000     Fraser & Neave Ltd. (Ordinary)       709,035            430,836      0.1

                   Commercial         120,800     Inchcape Marketing Services Ltd.     214,837             30,667      0.0
                   Services

                   Publishing          19,000     Singapore Press Holdings Ltd.
                                                  'Foreign'                            383,583            272,941      0.1

                   Shipbuilding       342,000     Keppel Corporation Ltd.            1,483,483            986,824      0.2

                   Steel              343,000     NatSteel Ltd.                        901,687            475,740      0.1

                                                  Total Investments in Singapore     5,121,087          3,420,513      0.7

South Korea        Electronics          6,700     Samsung Electronics (GDR)(c)         402,000            217,750      0.0

                   Telecommuni-       159,025     SK Telecom Co. Ltd. (ADR)(a)       2,561,162          1,371,589      0.3
                   cations

                   Utilities--         67,880     Korea Electric Power Corp.         2,753,162            907,286      0.2
                   Electric

                                                  Total Investments in
                                                  South Korea                        5,716,324          2,496,625      0.5

                                                  Total Investments in the
                                                  Pacific Basin                    227,741,265        199,381,447     39.2

Merrill Lynch International Equity Fund, February 28, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
SOUTHEAST                              Shares                                                                    Percent of
ASIA               Industries           Held                Investments               Cost            Value      Net Assets
India              Auto & Truck        32,500     Mahindra & Mahindra Ltd.      $      400,126     $      204,522      0.0%
                                       82,400     Tata Engineering &
                                                  Locomotive Co. Ltd.                1,057,491            521,692      0.1
                                                                                --------------     --------------    ------
                                                                                     1,457,617            726,214      0.1

                   Banking            169,100     State Bank of India                1,213,200          1,107,228      0.2

                   Chemicals          100,300     Indian Petrochemicals
                                                  Corporation Ltd.                     397,090            148,214      0.0
                                      279,000     Reliance Industries Ltd.           1,420,686          1,137,324      0.2
                                      225,700     Tata Chemicals Ltd.                1,144,588            764,792      0.2
                                                                                --------------     --------------    ------
                                                                                     2,962,364          2,050,330      0.4

                   Cosmetics &         55,800     Reckitt & Coleman of India Ltd.      479,729            563,331      0.1
                   Toiletries

                   Diversified         47,600     Hindustan Lever Ltd.               1,845,441          1,849,730      0.4

                   Electrical          67,900     Bharat Heavy Electricals
                   Equipment                      Ltd. (BHEL)                          739,463            553,580      0.1

                   Financial            1,359     Industrial Credit & Investment
                   Services                       Corporation of India Ltd.              4,205              3,113      0.0

                   Hotels              30,700     East India Hotels Ltd. (GDR)(c)      588,417            383,750      0.1

                   Metals & Mining     25,600     Hindalco Industries Ltd.             673,996            417,101      0.1

                   Oil & Related       77,500     Hindustan Petroleum
                                                  Corporation Ltd.                     981,054            914,204      0.2

                   Pharmaceuticals     22,200     Ranbaxy Laboratories Ltd.            405,992            387,157      0.1

                   Real Estate            311     Housing Development Finance
                                                  Corp., Ltd.                           25,978             23,931      0.0

                   Steel            1,432,400     Steel Authority of India Ltd.        830,064            266,408      0.0
                                      126,000     Tata Iron and Steel Co. Ltd.         675,065            424,708      0.1
                                                                                --------------     --------------    ------
                                                                                     1,505,129            691,116      0.1

                   Telecommuni-       199,900     Mahanagar Telephone Nigam Ltd.     1,638,364          1,328,253      0.3
                   cations

                   Tobacco             89,400     ITC Ltd.                           1,298,486          1,506,703      0.3

                   Utilities--         12,900     Bombay Suburban Electric
                   Electric                       Supply Co. Ltd. (GDR)(c)             263,890            265,740      0.0

                                                  Total Investments in India        16,083,325         12,771,481      2.5

Indonesia          Telecommuni-     1,469,000     P.T. Telekomunikasi Indonesia      2,514,069            587,600      0.1
                   cations             40,500     P.T. Telekomunikasi Indonesia
                                                  (ADR)(a)                           1,313,769            344,250      0.1

                                                  Total Investments in Indonesia     3,827,838            931,850      0.2

                                                  Total Investments in
                                                  Southeast Asia                    19,911,163         13,703,331      2.7

SHORT-TERM                             Face
SECURITIES                            Amount                 Issue

                   Commercial  US$  4,533,000     General Motors Acceptance Corp.,
                   Paper*                         5.69% due 3/02/1998                4,531,567          4,531,567      0.9

                                                  Total Investments in
                                                  Commercial Paper                   4,531,567          4,531,567      0.9

                   US Government    3,000,000     United States Treasury Bills,
                   Obligations*                   5.10% due 4/02/1998 (d)            2,985,975          2,986,950      0.6

                                                  Total Investments in
                                                  US Government Obligations          2,985,975          2,986,950      0.6

                                                  Total Investments in
                                                  Short-Term Securities              7,517,542          7,518,517      1.5

OPTIONS                 Nominal Value Covered                                         Premiums
PURCHASED                by Options Purchased                                           Paid

                   Currency Put    14,000,000     Japanese Yen, expiring
                   Options                        August 1998 at YEN 130               195,300            221,200      0.0
                   Purchased

                   Put Options          1,640     DAX 30 Index, expiring
                   Purchased                      March 1998 at DM 4,500                97,291             28,382      0.0
                                        1,230     FTSE 100 Index, expiring
                                                  June 1998 at Pound
                                                  Sterling 5,325                       345,199            188,194      0.0
                                                                                --------------     --------------    ------
                                                                                       442,490            216,576      0.0

                                                  Total Investments in Options         637,790            437,776      0.0

                   Total Investments                                            $  510,694,581        499,127,143     98.2
                                                                                ==============
                   Variation Margin on Financial Futures Contracts**                                     (348,320)     0.0

                   Unrealized Appreciation on Forward Foreign Exchange Contracts***                       102,017      0.0

                   Other Assets Less Liabilities                                                        9,322,480      1.8
                                                                                                    -------------    ------
                   Net Assets                                                                       $ 508,203,320    100.0%
                                                                                                    =============    ======


                   Net Asset       Class A--Based on net assets of $34,426,359 and
                   Value:                   3,658,599 shares of beneficial interest outstanding     $        9.41
                                                                                                    =============
                                   Class B--Based on net assets of $374,835,765 and
                                            39,533,668 shares of beneficial interest outstanding    $        9.48
                                                                                                    =============
                                   Class C--Based on net assets of $17,737,732 and 1,897,262
                                            shares of beneficial interest outstanding               $        9.35
                                                                                                    =============
                                   Class D--Based on net assets of $81,203,464 and 8,579,240
                                            shares of beneficial interest outstanding               $        9.47
                                                                                                    =============


                (a)American Depositary Receipts (ADR).
                (b)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
                (c)Global Depositary Receipts (GDR).
                (d)Securities held as collateral in connection with open financial futures contracts.
                (e)The rights may be exercised until 3/09/1998.
                (f)The rights may be exercised until 3/25/1998.
                  *Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
                 **Financial futures contracts sold as of February 28, 1998 were as follows:

                   Number of                             Expiration
                   Contracts      Issue      Exchange       Date              Value

                       61       DAX Index      DTB       March 1998        $15,823,220
                      162      CAC 40 Index    CAC       March 1998         18,273,919
                                                                           -----------
                   Total Financial Futures Contracts Sold
                   (Total Contract Price--$31,977,809)                     $34,097,139
                                                                           ===========

                ***Forward foreign exchange contracts as of February 28, 1998 were as follows:

                   Foreign                                                 Unrealized
                   Currency                         Expiration            Appreciation
                   Sold                                Date              (Depreciation)

                   NZ$      9,471,654               March 1998            $    (49,243)
                   YEN  3,894,219,400               April 1998                 151,260
                                                                          ------------
                   Total Unrealized Appreciation on
                   Forward Foreign Exchange Contracts--Net
                   (US$ Commitment--$36,716,929)                          $    102,017
                                                                          ============

Merrill Lynch International Equity Fund, February 28, 1998


PORTFOLIO INFORMATION



Worldwide
Investments as of
February 28, 1998



Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banking                              8.8%
Metals & Mining                      8.4
Telecommunications                   7.2
Chemicals                            5.5
Electronics                          3.7
Diversified                          3.1
Electrical Equipment                 3.1
Retail                               3.0
Pharmaceuticals                      2.9
Automobiles                          2.7

                                  Percent of
Ten Largest Equity Holdings       Net Assets

MSCI Denmark Opals (Class B)         1.2%
Noranda, Inc.                        1.1
Societe EuraFrance S.A.              1.0
MSCI Norway Opals (Class B)          1.0
Sony Corp.                           1.0
Telecomunicacoes Brasileiras S.A.--
  Telebras (ADR)                     0.9
Japanese Bank Knock Out
  (Warrants)                         0.9
Nedcor Ltd. (GDR)                    0.9
Bridgestone Corporation              0.8
Mitsui & Co.                         0.8


                                  Percent of
Geographical Asset Mix*           Net Assets

Europe (Ex-United Kingdom and
  Ireland)                          29.9%
Japan                               26.4
Pacific Basin (Ex-Japan)            12.8
United Kingdom and Ireland          11.7
Other Emerging Markets              10.2
North America                        5.7
Cash                                 1.5

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.



                                 Percent of
Ten Largest Countries            Net Assets

Japan                               26.4 %
United Kingdom                      11.5
France                               9.9
Germany                              8.5
Australia                            6.4
Canada                               5.7
Hong Kong                            3.2
Netherlands                          2.8
South Africa                         2.8
India                                2.5

Financial Futures Contracts
                                                  Percent of
Country           Issue           Exchange        Net Assets

Germany         DAX Index           DTB             (3.1)%
France         CAC 40 Index         CAC             (3.6)
                                                   -------
                                                    (6.7)%
                                                   =======


EQUITY PORTFOLIO CHANGES



For the Quarter Ended February 28, 1998


Additions

 Amcor Limited
 Bank of Montreal
 The Bank of Nova Scotia
*British Airways PLC
 Colonial Limited
*Cordiant Communications Group PLC
 Daiwa Securities Co., Ltd.
 East Japan Railway Company
 Fleming Japanese Investment Trust PLC
*G.T. Japan Investment Trust PLC
 Imperial Oil Limited
 Inchcape Marketing Services Ltd.
 J Sainsbury PLC
 Karstadt AG
*MSCI Italy Opals (Class B)
 MSCI Norway Opals (Class B)
*MSCI Philippines Opals (Class B)
 MSCI Poland Opals (Class B)
 MSCI Portugal Opals (Class B)
 MSCI South Africa Opals (Class B)
 MSCI Spain Opals (Class B)
 MSCI Turkey Opals (Class B)
 NTT Data Corporation
 National Mutual Holdings Ltd.
 Newbridge Networks Corporation
 Nippon Telegraph & Telephone Corporation
 Nippon Television Network Corp.
 Nissan Motor Co., Ltd.
*Nokia Oyj (Class A)
*Polygram N.V.

 Publishing & Broadcasting Limited
 QBE Insurance Group Limited
*Royal Dutch Petroleum Co.
 Saatchi & Saatchi PLC
 Sankyo Co., Ltd.
*Schroeder Japan Growth Stock
 The Seagram Co. Ltd.
 St. George Bank Ltd.
 Telecom Corporation of New Zealand Ltd.
 Telecomunicacoes de Sao Paulo S.A. (Preferred)
*Westfield Holdings Ltd.

Deletions

 AAPC Ltd.
 ABN Amro Holding N.V.
 ASDA Group PLC
 Advantest Corp.
 Alfa, S.A. de C.V. (Class A)
 Altana AG
 Amcor Ltd.
 Arnotts Ltd.
 Asahi Glass Co., Ltd.
 Assicurazioni Generali S.p.A.
 Banco Frances del Rio de la Plata S.A. (ADR)
 Barclays PLC
 Beiersdorf AG
 Berjaya Group BHD
 Bilfinger & Berger Bau AG
*British Airways PLC
 C.P. Pokphand Co. Ltd.
 Cadbury Schweppes PLC
 Carso Global Telecom, S.A. de C.V. 'A1'
 Chilgener S.A. (ADR)
 Cimpor-Cimentos de Portugal S.A. (SGPS)
 City Developments Ltd.
 Compagnie Industrial Riunite S.p.A. (CIR)
 Companhia Cervejaria Brahma S.A. PN (Preferred)
 Compania de Telecomunicaciones de Chile S.A. (ADR)
*Cordiant Communications Group PLC
 Cordiant PLC
 DBS Land Ltd.
 Delta Corporation Ltd.
 Edaran Otomobil Nasional BHD
 Fuji Bank Ltd.
*G.T. Japan Investment Trust PLC
 Great Eagle Holdings Ltd.
 Harpen AG
 Henderson Land Development Co. Ltd.

 IOI Corporation BHD
 Idris Hydraulic (Malaysia) BHD
 Imperial Chemical Industries PLC
 Isetan Co., Ltd.
 Istituto Nazionale delle Assicurazioni S.p.A. (INA)
 Kawasaki Steel Corp.
 Lingui Development BHD
*MSCI Italy Opals (Class B)
*MSCI Philippines Opals (Class B)
 Magyar TarKozlesi Reszvenytarsasag (Ordinary)
 Malayan Banking BHD
 Malayan United Industries BHD
 Malaysian Airline System BHD
 Mitsubishi Heavy Industries, Ltd.
 Multi-Purpose Holdings BHD
 Munich Re Group
 New World Development Co. Ltd.
*Nokia Oyj (Class A)
 Novartis AG (Registered Shares)
 P.T. Astra International Inc.
 P.T. Bank Internasional Indonesia
 P.T. Indofood Sukses Makmur
 Perusahaan Otomobil Nasional BHD
*Polygram N.V.
 Repsol S.A.
*Royal Dutch Petroleum Co.
*Schroeder Japan Growth Stock
 Sharp Corporation
 Sime Darby BHD
 Singapore Land Ltd.
 Sonae Investimentos--SGPS, S.A.
 Springer (Axel) Verlag AG
 Sun Hung Kai Properties Ltd.
 Swire Pacific Ltd. (Class A)
 T & N PLC
 Tenaga Nasional BHD
 Tomkins PLC
 Ube Industries Ltd.
 United Engineers (Malaysia) Ltd.
 United Industrial Corporation Ltd.
 WPP Group PLC
 Wing Tai Holdings Ltd.
*Westfield Holdings Ltd.
 YTL Corporation BHD

[FN]
*Added and deleted in the same quarter.

Merrill Lynch International Equity Fund, February 28, 1998


OFFICERS AND TRUSTEES


Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Andrew John Bascand, Senior Vice President
  and Portfolio Manager
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863